                                                                   ANNUAL REPORT

SEPTEMBER 30, 1999



DAVIS INTERNATIONAL
TOTAL RETURN FUND



[DAVIS FUNDS LOGO]

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

================================================================================

Dear Shareholder,

The Davis International Total Return Fund's Class A shares delivered a total return on net asset value of 15.44% for the one-year period ended September 30, 1999.(1) The Morgan Stanley Capital International EAFE Index (Europe, Australia, Far East Index) generated a return of 31.32% over the same time period.(2) While the Fund's return is reasonable in absolute terms, it is disappointing in relative terms. It is also important to remember that the starting date for this reporting period--October 1, 1998--was at the depth of the Asian financial crisis when fears of a global economic slowdown were mounting. Markets overall have moved substantially higher since that time.


INVESTING IN GLOBAL LEADERS
Our philosophy as managers is to invest in leading world-class companies with strong global positions and international savvy--including both international companies and U.S.-based companies with substantial overseas operations.

The Fund has a clear bias toward global leaders in growth sectors. For example, in the fast-growing area of technology, we hold Koninklijke Philips Electronics, Taiwan Semiconductor and Sony.(3) In the global consumer area, we own such leaders as Coca-Cola West Japan, Heineken, Gillette and Philip Morris. In the financial services area, we own companies such as Transatlantic Holdings and Swiss Re in reinsurance and UBS in private banking. In the growing area of global media, we own advertising giants such as WPP and Saatchi & Saatchi and news companies such as Telegraaf Holdings. Finally, in global pharmaceuticals, we hold American Home Products, Bristol-Myers Squibb, Pharmacia & Upjohn and Monsanto.

A CLOSER LOOK AT OUR APPROACH
As is notable from the above list, the Fund does not have a significant presence in Asia in general or Japan in particular and, thus, has not benefited from the strong turnaround in those markets. Because of our research-driven, bottom-up approach, we do not make investment decisions based on macroeconomic predictions. Instead, we have built the portfolio on a company-by-company basis, focusing on global leaders. It should be noted that the Fund holds a number of positions in U.S.-domiciled companies, albeit those with significant global exposure, which are not included in the EAFE benchmark index.

As the Fund is somewhat concentrated in fewer positions, investors should be aware that many regions of the world are underrepresented in our portfolio. Moreover, because of our relatively large holdings in businesses whose short-term results are subject to great volatility, such as Taiwan Semiconductor and Globalstar Telecommunications, overall Fund results may similarly be volatile.

The entire research team is pleased with the quality of the businesses that we now own and the prices at which they were acquired. We look forward to reporting to you about the future of our portfolio companies.


The Davis Portfolio Management Team

November  5, 1999

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

================================================================================

This Annual Report is authorized for distribution only when accompanied or preceded by a current prospectus of Davis International Total Return Fund which contains more information about risks, fees and expenses. Please read the prospectus carefully before investing or sending money.

(1) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis International Total Return Fund's Class A shares for the periods ending September 30, 1999. Returns for other classes of shares will vary from the following figures:

* (Without a 4.75% sales charge taken into consideration )


              FUND NAME                     1 YEAR        5 YEAR         10 YEAR              INCEPTION
Davis International Total Return A          15.44%         N/A             N/A             4.60% - 02/01/95


** (With a 4.75% sales charge taken into consideration)
              FUND NAME                     1 YEAR        5 YEAR         10 YEAR              INCEPTION
Davis International Total Return A          9.98%          N/A             N/A             3.51% - 02/01/95


(2) The Morgan Stanley Capital International EAFE Index is a recognized international index that includes approximately 1,000 companies representing the stock markets of 18 countries in Europe, Australia, New Zealand, and the Far East. The average company has a market capitalization of over $3 billion. This is a total return index calculated in U.S. dollars, with gross dividends reinvested. It would be difficult to invest directly in the index.

(3) The Fund's portfolio securities as of September 30, 1999, including the securities discussed in this letter, are listed in the Schedule of Investments. Portfolio holdings are subject to change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
DAVIS INTERNATIONAL TOTAL RETURN FUND -- CLASS A SHARES
COMPARISON OF DAVIS INTERNATIONAL TOTAL RETURN FUND AND
EUROPE AUSTRALIA FAR EAST INDEX

================================================================================

Average Annual Total Return For the Periods ended September 30, 1999.

-----------------------------------------------------------------
CLASS A SHARES
(This calculation includes an initial sales charge of 4 3/4%).
One Year ........................................................         9.98%
Life of Class (February 1, 1995 through September 30, 1999) .....         3.51%
-----------------------------------------------------------------

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Class A shares of Davis International Total Return Fund on February 1, 1995 (inception of Fund) and paid a 4 3/4% sales charge. As the chart shows, by September 30, 1999 the value of your investment would have grown to $11,747 - a 17.47% increase on your initial investment. For comparison, the Europe Australia Far East Index is also presented on the chart below.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


                                DITRF Class A    EAFE Index
                                -------------    ----------
                     2/1/95         9,525          10,000
                    9/30/95        11,286          11,138
                    9/30/96        12,174          12,134
                    9/30/97        12,505          13,649
                    9/30/98        10,175          12,546
                    9/30/99        11,747          16,476




Europe Australia Far East Index is an unmanaged index and has no specific investment objective. The index used does not take into account any sales charges and has no expenses.

The performance data for Davis International Total Return Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
DAVIS INTERNATIONAL TOTAL RETURN FUND -- CLASS B SHARES
COMPARISON OF DAVIS INTERNATIONAL TOTAL RETURN FUND AND EUROPE AUSTRALIA FAR EAST INDEX

================================================================================

Average Annual Total Return For the Periods ended September 30, 1999.

-----------------------------------------------------------------
CLASS B SHARES
(This calculation includes any applicable contingent deferred sales charge.)

One Year.........................................................        10.25%
Life of Class (February 1, 1995 through September 30, 1999)......         3.28%
-----------------------------------------------------------------

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Class B shares of Davis International Total Return Fund on February 1, 1995 (inception of
Fund). As the chart shows, by September 30, 1999 the value of your investment, after deducting any applicable contingent deferred sales charge, would have grown to $11,625 - a 16.25% increase on your initial investment. For comparison, the Europe Australia Far East Index is also presented on the chart below.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                                DITRF Class B    EAFE Index
                                -------------    ----------
                     2/1/95        10,000          10,000
                    9/30/95        11,790          11,138
                    9/30/96        12,627          12,134
                    9/30/97        12,851          13,649
                    9/30/98        10,350          12,546
                    9/30/99        11,625          16,476




Europe Australia Far East Index is an unmanaged index and has no specific investment objective. The index used does not take into account any sales charges and has no expenses.

The performance data for Davis International Total Return Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
DAVIS INTERNATIONAL TOTAL RETURN FUND -- CLASS C SHARES
COMPARISON OF DAVIS INTERNATIONAL TOTAL RETURN FUND AND EUROPE AUSTRALIA FAR EAST INDEX

================================================================================

Average Annual Total Return For the Periods ended September 30, 1999.

-----------------------------------------------------------------
CLASS C SHARES
(This calculation includes any applicable contingent deferred sales charge.)

One Year.........................................................       13.83%
Life of Class (August 19, 1997 through September 30, 1999).......       (4.08%)
-----------------------------------------------------------------

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Class C shares of Davis International Total Return Fund on August 19, 1997 (inception of class). As the chart shows, by September 30, 1999 the value of your investment would have been $9,157 - a 8.43% decrease on your initial investment. For comparison, the Europe Australia Far East Index is also presented on the chart below.

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


                              DITRF Class C    EAFE Index
                              -------------    ----------
                  8/19/97        10,000          10,000
                  9/30/97         9,887          10,562
                  9/30/98         7,974           9,709
                  9/30/99         9,157          12,749



Europe Australia Far East Index is an unmanaged index and has no specific investment objective. The index used does not take into account any sales charges and has no expenses.

The performance data for Davis International Total Return Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 1999

================================================================================

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


PORTFOLIO MAKEUP (% OF FUND NET ASSETS)

Preferred Stocks                   3.5%
Common Stocks                     92.7%
Other Assets & Liabilities         3.8%


SECTOR WEIGHTINGS (% OF PORTFOLIO)

Retail                             5.0%
Pharmaceuticals                   12.2%
Food/Beverage                     10.7%
Consumer Products                  8.7%
Insurance                         10.9%
Banking                           10.4%
Publishing                         8.2%
Technology                        14.4%
Advertising                        7.1%
Telecommunications                 5.5%
Other                              6.9%




TOP 10 HOLDINGS                                            SECTOR                        % OF FUND NET ASSETS
-------------------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics NV                         Technology                           5.76%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR            Technology                           5.64%
Globalstar Telecommunications Ltd.                         Telecommunications                   5.35%
WPP Group PLC                                              Advertising                          5.25%
Transatlantic Holdings, Inc.                               Insurance                            4.92%
UBS - AG, Registered                                       Banking                              4.73%
Heineken NV                                                Beverages                            4.64%
Monsanto Co.                                               Pharmaceuticals                      4.11%
Coca-Cola West Japan Co. Ltd.                              Beverages                            3.86%
Newsquest PLC                                              Publishing                           3.53%

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
PORTFOLIO ACTIVITY -- OCTOBER 1, 1998 THROUGH SEPTEMBER 30, 1999

================================================================================

NEW POSITIONS ADDED (10/1/98-9/30/99)
(HIGHLIGHTED POSITIONS ARE THOSE GREATER THAN 2.50% OF 9/30/99 TOTAL NET
ASSETS.)

                                                                                                      % OF 9/30/99
                                                                                   DATE OF 1ST            FUND
SECURITY                                                  SECTOR                    PURCHASE           NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                  Insurance                     4/5/99             2.37%
Adidas-Salomon AG                                         Consumer Products            11/4/98             2.12%
Alcatel                                                   Telecommunications           10/7/98                 -
Aldeasa, SA                                               Retail                      10/16/98             2.39%
American Home Products Corp.                              Pharmaceuticals              8/18/99             1.29%
Antenna TV SA-ADR                                         Broadcast Service             3/4/99                 -
Argentaria, SA                                            Banking                       1/7/99                 -
Arnoldo Mondadori Editore SpA                             Publishing                  12/21/98             1.90%
Asatsu-DK Inc.                                            Advertising                 12/11/98                 -
AstraZeneca Group PLC-ADR                                 Pharmaceuticals              11/5/98                 -
Bristol-Myers Squibb Co.                                  Pharmaceuticals              5/11/99             1.26%
Bulgari SpA                                               Retail                      12/11/98                 -
Canadian Pacific Ltd.                                     Transportation               10/8/98                 -
Canadian Tire Corp. Ltd.-Class A                          Retail                       10/5/98                 -
Coca-Cola West Japan Co. Ltd.                             Beverages                   10/19/98             3.86%
Compagnie Financiere Richemont-UTS AG                     Financial Services          10/16/98             3.15%
Continental AG                                            Industrial Products          11/5/98                 -
Cott Corp.                                                Food & Restaurant            10/2/98                 -
Courtaulds Textiles PLC                                   Consumer Products            11/3/98             2.00%
Deodeo Corp.                                              Retail                       11/5/98                 -
Diageo PLC                                                Food & Restaurant           10/07/98                 -
The T. Eaton Co. Ltd.                                     Retail                       10/5/98                 -
Equant NV                                                 Computer Systems             2/12/99                 -
Eridania Beghin-Say SA                                    Agriculture                  1/15/99                 -
Fairview Holdings PLC                                     Real Estate                 12/11/98                 -
Fortis NV                                                 Financial Services           1/13/99                 -
Galeries Lafayette                                        Retail                       10/6/98             2.36%
The Gillette Co.                                          Consumer Products            4/20/99             2.16%
Glaxo Wellcome PLC                                        Pharmaceuticals              10/7/98             1.95%
Globalstar Telecommunications Ltd.                        Telecommunications            4/6/99             5.35%
Gucci Group NV                                            Consumer Products             1/7/99                 -
Havas Advertising SA                                      Advertising                  11/4/98                 -
Hazlewood Foods PLC                                       Food & Restaurant           10/16/98                 -
Hillsdown Holdings PLC                                    Consumer Products            11/5/98                 -
Imperial Chemical Industries PLC                          Chemicals                    10/7/98                 -
Imperial Tobacco Group PLC                                Consumer Products             1/7/99                 -
Internet Initiative Japan Inc.-ADR                        Internet Software             8/3/99                 -
Koninklijke Philips Electronics NV                        Technology                  11/18/98             5.76%
Laox                                                      Retail                       11/5/98                 -
LVMH                                                      Consumer Products            10/7/98                 -
Mikuni Coca-Cola Bottling Co., Ltd.                       Beverages                    11/5/98                 -
Monsanto Co.                                              Pharmaceuticals              4/26/99             4.11%

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
PORTFOLIO ACTIVITY -- OCTOBER 1, 1998 THROUGH SEPTEMBER 30, 1999
================================================================================


NEW POSITIONS ADDED (10/1/98-9/30/99) - CONTINUED
(HIGHLIGHTED POSITIONS ARE THOSE GREATER THAN 2.50% OF 9/30/99 TOTAL NET
ASSETS.)

                                                                                                      % OF 9/30/99
                                                                                   DATE OF 1ST            FUND
SECURITY                                                  SECTOR                    PURCHASE           NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Newsquest PLC                                             Publishing                  11/11/98             3.53%
Nobleza Piccardo SA                                       Consumer Products           10/22/98                 -
Nycomed Amersham PLC                                      Pharmaceuticals              11/5/98                 -
Old Mutual PLC                                            Insurance                    7/12/99             1.00%
Pacific Internet Ltd.                                     Internet Software             2/5/99                 -
Pharmacia & Upjohn, Inc.                                  Pharmaceuticals              5/11/99             3.09%
Philip Morris Cos., Inc.                                  Consumer Products            10/7/98             2.13%
PrimaCom AG                                               Cable Television Services    2/19/99                 -
PT Ramayana Lestari Sentosa TBK                           Retail                      10/12/98                 -
Saatchi & Saatchi PLC                                     Advertising                  11/5/98             1.61%
Safeway PLC                                               Retail                      10/16/98                 -
SAP AG                                                    Computer Software             4/6/99             3.48%
Saskatchewan Wheat Pool                                   Agriculture                  10/5/98                 -
The Selecta Group, Registered                             Food & Restaurant             1/7/99             1.80%
Smiths Industries PLC                                     Aerospace                   12/10/98                 -
Somerfield PLC                                            Food & Restaurant            10/7/98                 -
Sony Corp.                                                Technology                   7/29/99             2.50%
Swiss Com AG                                              Telecommunications           10/5/98                 -
Synstar PLC                                               Computer Services            2/26/99                 -
Taiwan Semiconductor Manufacturing Co. Ltd. ADR           Technology                   4/21/99             5.64%
Takeda Chemical Industries Ltd.                           Pharmaceuticals              2/10/99                 -
Tate & Lyle PLC                                           Sugar Manufacturer          12/16/98                 -
Telegraaf Holdings MIJ - CVA                              Publishing                  12/22/98             1.36%
Terranova Foods PLC                                       Food & Restaurant            11/5/98                 -
Torstar Corp.-Class B                                     Publishing                  10/20/98                 -
Transatlantic Holdings, Inc.                              Insurance                    4/26/99             4.92%
UBS-AG, Registered                                        Banking                     12/10/98             4.73%
United News & Media PLC                                   Publishing                  10/13/98                -
Usinor SA                                                 Steel Producer               10/7/98                 -
Van Melle NV                                              Food & Restaurant           12/22/98                 -
Versatel Telecom Intl NV-ADR                              Telecommunications           7/23/99                 -
VNU NV                                                    Publishing                    1/7/99             1.08%
Vtech Holdings Ltd.                                       Technology                    2/3/99                 -
WPP Group PLC                                             Advertising                 11/12/98             5.25%

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
PORTFOLIO ACTIVITY -- OCTOBER 1, 1998 THROUGH SEPTEMBER 30, 1999

================================================================================

POSITIONS CLOSED (10/1/98-9/30/99) (GAINS OR LOSSES GREATER THAN $250,000 ARE HIGHLIGHTED.)

                                                                                   DATE OF FINAL
SECURITY                                                  SECTOR                       SALE               GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------
ABB Ltd., Bearer                                          Engineering                 11/10/98               48,184
Alcatel                                                   Telecommunications           12/3/98              114,346
Antenna TV SA                                             Broadcast Service             3/5/99              (15,324)
Argentaria, SA                                            Banking                      4/27/99              (58,724)
Asatsu-DK Inc.                                            Advertising                  3/17/99              (44,290)
Asko Oyj                                                  Diversified                 12/16/98              (31,197)
AstraZeneca Group PLC-ADR                                 Pharmaceuticals               4/6/99              114,768
Bayerische Hypo- und Vereinsbank AG                       Banking                     10/20/98               55,072
Bank of Bermuda Ltd.                                      Banking                     10/28/98             (174,660)
BHF-Bank AG                                               Banking                      10/8/98             (119,481)
Bulgari SpA                                               Retail                       5/11/99              (28,027)
Canadian Pacific Ltd.                                     Transportation               3/11/99               56,746
Canadian Tire Corp. Ltd.-Class A                          Retail                       4/21/99               76,873
Cap Gemini SA                                             Computer Products            11/5/98                2,698
Ciba Specialty Chemicals Ltd., Registered                 Pharmaceuticals              10/5/98              221,596
Continental AG                                            Industrial Products           4/1/99              (24,072)
Cott Corp.                                                Food & Restaurant            6/16/99             (322,803)
CRH PLC                                                   Diversified                  10/2/98               96,253
Deodeo Corp.                                              Retail                       2/23/99               12,534
Diageo PLC                                                Food & Restaurant           12/21/98               65,614
The T. Eaton Co. Ltd.                                     Retail                       8/18/99           (1,089,147)
Electrolux AB                                             Manufacturing               12/21/98              (12,309)
Elkjop Norge ASA                                          Technology                   10/6/98              (37,477)
ENI SpA                                                   Energy                       11/6/98              346,694
Equant NV                                                 Computer Systems             2/12/99                3,623
Eridania Beghin-Say SA                                    Agriculture                   4/6/99              (33,474)
Fairview Holdings PLC                                     Real Estate                   4/6/99              116,158
Far East Bank & Trust Co.                                 Banking                      10/7/98               (27,574)
Fortis NV                                                 Financial Services           2/19/99               22,122
Garban-Intercapital PLC                                   Financial Services          12/11/98                1,534
Global TeleSystems Group, Inc.                            Telecommunications           10/2/98              (323,134)
Gucci Group NV                                            Consumer Products             4/6/99               60,892
Havas Advertising SA                                      Advertising                  2/12/99               62,457
Hazlewood Foods PLC                                       Food & Restaurant             7/8/99             (170,792)
Hillsdown Holdings PLC                                    Consumer Products            7/27/99              194,522
Imperial Chemical Industries PLC                          Chemicals                    12/3/98               34,587
Imperial Tobacco Group PLC                                Consumer Products             2/3/99                8,159
ING Groep NV                                              Banking                      1/19/99              134,144
Internet Initiative Japan Inc.-ADR                        Internet Software             8/4/99                3,497
Laox                                                      Retail                       2/18/99               41,939
LVMH                                                      Consumer Products           11/12/98               55,302
Mannesmann AG                                             Manufacturing               10/20/98              (50,909)
Merita PLC-Class A                                        Banking                     12/14/98             (131,129)


DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
PORTFOLIO ACTIVITY -- OCTOBER 1, 1998 THROUGH SEPTEMBER 30, 1999

================================================================================

POSITIONS CLOSED (10/1/98-9/30/99) - CONTINUED (GAINS OR LOSSES GREATER THAN $250,000 ARE HIGHLIGHTED.)


                                                                                   DATE OF FINAL
SECURITY                                                  SECTOR                       SALE               GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------
Mikuni Coca-Cola Bottling Co., Ltd.                       Beverages                     4/1/99               89,109
Nobleza Piccardo SA                                       Consumer Products            2/11/99                2,337
Nokia Oyj - Class A                                       Telecommunications           10/5/98              500,008
Novartis Ltd., Registered                                 Pharmaceuticals              5/11/99            2,293,245
Nycomed Amersham PLC                                      Pharmaceuticals              5/12/99              127,871
Orange PLC                                                Telecommunications          10/15/98             (138,716)
Pacific Internet Ltd.                                     Internet Software             2/5/99               81,534
Panamerican Beverages Inc. - Class A                      Beverages                    10/1/98             (290,325)
PrimaCom AG                                               Cable Television Services    2/23/99                2,842
Raisio Group PLC                                          Food & Restaurant           10/14/98              391,969
PT Ramayana Lestari Sentosa TBK                           Retail                       3/19/99              210,144
Ryanair Holdings PLC                                      Aviation                     10/2/98               56,890
Safeway PLC                                               Retail                        7/9/99             (158,906)
Saskatchewan Wheat Pool                                   Agriculture                  1/14/99              (11,026)
Skandia Forsakrings AB                                    Insurance                    11/5/98              336,156
SKF AB Series B                                           Industrial Products          11/5/98             (122,771)
Smiths Industries PLC                                     Aerospace                    7/28/99               (5,177)
Somerfield PLC                                            Food & Restaurant            7/22/99             (317,903)
Standard Chartered PLC                                    Banking                      1/29/99              692,798
Swiss Com AG                                              Telecommunications           1/13/99              803,157
Synstar PLC                                               Computer Services            4/16/99             (108,153)
Takeda Chemical Industries Ltd.                           Pharmaceuticals               4/6/99               50,097
Tate & Lyle PLC                                           Sugar Manufacturer            3/1/99              138,281
Telecom Italia MOB                                        Telecommunications          12/14/98               92,950
Telecom Italia SpA                                        Telecommunications          11/10/98              102,871
Terranova Foods PLC                                       Food & Restaurant             4/8/99              149,680
Tomra Systems ASA                                         Waste Management             10/6/98              (48,318)
Torstar Corp.-Class B                                     Publishing                    4/1/99               48,738
Unilever NV                                               Consumer Products             3/8/99              347,206
Union Electrica Fenosa, SA                                Utilities                    10/7/98               67,945
United News & Media PLC                                   Publishing                   2/18/99               49,981
Usinor SA                                                 Steel Producer              12/10/98               (5,479)
Van Melle NV                                              Food & Restaurant            3/10/99              (10,324)
Versatel Telecom Intl NV-ADR                              Telecommunications           7/23/99                2,091
Vestas Wind Systems A/S                                   Utilities                    10/6/98               (3,088)
Vodafone Group PLC                                        Telecommunications          10/15/98               (8,540)
Vtech Holdings Ltd.                                       Technology                   8/20/99               74,009
Xeikon NV, ADR (144A)                                     Manufacturing                10/7/98             (118,170)
Zodiac SA                                                 Consumer Products            10/6/98              (28,728)


DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
At September 30, 1999

================================================================================

                                                                                             VALUE
 SHARES                                                                                     (NOTE 1)
 ------                                                                                     --------
COMMON STOCKS - (92.74%)

           BERMUDA - (2.37%)
 45,000    Ace Ltd....................................................................  $       762,188
                                                                                        ---------------
           FRANCE - (2.36%)
  5,000    Galeries Lafayette.........................................................          759,740
                                                                                        ---------------
           GERMANY - (2.12%)
  8,000    Adidas-Salomon AG..........................................................          679,715
                                                                                        ---------------
           ITALY - (1.90%)
 35,000    Arnoldo Mondadori Editore  SpA.............................................          610,764
                                                                                        ---------------
           JAPAN - (6.36%)
 27,000    Coca-Cola West Japan Co. Ltd...............................................        1,239,385
  5,400    Sony Corp..................................................................          804,783
                                                                                        ---------------
                                                                                              2,044,168
           NETHERLANDS - (14.90%)
 30,000    Heineken NV................................................................        1,490,733
 12,198    ING Groep NV...............................................................          661,943
 18,400    Koninklijke Philips Electronics NV.........................................        1,850,169
 22,500    Telegraaf Holdings MIJ - CVA...............................................          438,122
 10,000    VNU NV.....................................................................          346,898
                                                                                        ---------------
                                                                                              4,787,865
           SPAIN - (2.39%)
 29,000    Aldeasa, SA................................................................          768,897
                                                                                        ---------------
           SWITZERLAND - (11.85%)
    500    Compagnie Financiere Richemont - UTS AG....................................        1,010,982
  1,500    The Selecta Group, Registered..............................................          579,055
    350    Swiss Reinsurance Co., Registered .........................................          697,863
  5,400    UBS - AG, Registered.......................................................        1,520,296
                                                                                        ---------------
                                                                                              3,808,196
           TAIWAN - (5.65%)
 61,500    Taiwan Semiconductor Manufacturing Co. Ltd. ADR*...........................        1,814,250
                                                                                        ----------------
           UNITED KINGDOM - (18.53%)
275,000    Courtaulds Textiles PLC....................................................          642,880
 24,128    Glaxo Wellcome PLC.........................................................          626,072
 83,887    Lloyds TSB Group PLC.......................................................        1,026,381
150,000    Newsquest PLC..............................................................        1,135,946
150,000    Old Mutual PLC*............................................................          319,794
150,000    Saatchi & Saatchi PLC......................................................          517,103
180,000    WPP Group PLC..............................................................        1,687,621
                                                                                        ---------------
                                                                                              5,955,797
                                                                                        ---------------

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At September 30, 1999

================================================================================

                                                                                             VALUE
 SHARES                                                                                     (NOTE 1)
 ------                                                                                     --------
COMMON STOCKS - CONTINUED
          UNITED STATES OF AMERICA - (24.31%)
10,000    American Home Products Corp................................................  $       415,000
 6,000    Bristol - Myers Squibb Co..................................................          405,000
20,500    The Gillette Co............................................................          695,719
75,000    Globalstar Telecommunications Ltd.*........................................        1,720,313
37,000    Monsanto Co................................................................        1,320,438
20,000    Pharmacia & Upjohn, Inc....................................................          992,500
20,000    Philip Morris Cos., Inc....................................................          683,750
22,500    Transatlantic Holdings, Inc................................................        1,580,625
                                                                                       ---------------
                                                                                             7,813,345
                                                                                       ---------------
                        TOTAL COMMON STOCKS (identified cost $27,588,002)                   29,804,925
                                                                                       ---------------

PREFERRED STOCKS - (3.48%)

          GERMANY - (3.48%)
 2,500    SAP AG - (identified cost $785,678)........................................        1,119,912
                                                                                       ---------------



                  TOTAL INVESTMENTS (identified cost $28,373,680) -
                      (96.22%) (a)..................................................        30,924,837
                  OTHER ASSETS LESS LIABILITIES - (3.78%)...........................         1,215,114
                                                                                       ---------------
                  NET ASSETS - (100%)...............................................     $  32,139,951
                                                                                       ===============

(a)Aggregate cost for Federal income tax purposes is $28,373,680.

*  Non income-producing security.

At September 30, 1999, unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

           Unrealized appreciation...............................................       $    5,396,803
           Unrealized depreciation...............................................           (2,845,646)
                                                                                        --------------
             Net unrealized appreciation........................................        $    2,551,157
                                                                                        ==============



SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - At September 30, 1999

================================================================================

ASSETS:
     Investments in securities, at value (identified cost - $28,373,680) (See accompanying
         Schedule of Investments).........................................................   $      30,924,837
     Cash.................................................................................             109,569
     Receivables:
         Dividends and interest...........................................................              57,901
         Capital stock sold...............................................................             971,094
         From adviser.....................................................................              97,712
     Prepaid expenses.....................................................................              10,463
     Other assets.........................................................................              42,267
                                                                                             -----------------
              Total assets................................................................          32,213,843
                                                                                             -----------------
LIABILITIES:
     Payable for capital stock redeemed...................................................               1,719
     Accrued expenses.....................................................................              67,680
     Other liabilities....................................................................               4,493
                                                                                             -----------------
              Total liabilities...........................................................              73,892
                                                                                             -----------------
NET ASSETS ...............................................................................   $      32,139,951
                                                                                             =================
     CLASS A SHARES
         Net assets.......................................................................   $      27,201,691
         Shares outstanding...............................................................           2,545,032
         Net asset value and redemption price per share...................................            $  10.69
                                                                                                      ========
         Maximum offering price per share (100/95.25 of $10.69)*..........................            $  11.22
                                                                                                      ========
     CLASS B SHARES
         Net assets.......................................................................   $       4,635,983
         Shares outstanding...............................................................             451,797
         Net asset value and redemption price per share...................................            $  10.26
                                                                                                      ========
     CLASS C SHARES
         Net assets.......................................................................   $         302,277
         Shares outstanding...............................................................              28,699
         Net asset value and redemption price per share...................................            $  10.53
                                                                                                      ========

NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $           3,026
     Additional paid-in capital...........................................................          33,421,422
     Accumulated net investment loss......................................................          (1,143,399)
     Net unrealized appreciation on investments and translation of assets and liabilities in
         foreign currencies...............................................................           2,551,157
     Accumulated net realized losses from investments and foreign currency transactions             (2,692,255)
                                                                                             ------------------
              Net assets..................................................................   $      32,139,951
                                                                                             =================

*    On purchases of $100,000 or more, the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
STATEMENT OF OPERATIONS - For the year ended September 30, 1999

================================================================================


INVESTMENT INCOME (LOSS):
     Income:
         Dividends (Net of foreign withholding taxes of $60,485)..........................   $         559,175
         Interest.........................................................................              39,203
                                                                                             -----------------
              Total income................................................................             598,378
                                                                                             -----------------

     Expenses:
         Management fees (Note 3)......................................  $       350,101
         Custodian fees................................................           67,115
         Transfer agent fees
           Class A.....................................................           23,727
           Class B.....................................................           11,431
           Class C.....................................................              600
         Audit fees....................................................           14,950
         Legal fees....................................................           11,927
         Accounting fees (Note 3)......................................            8,004
         Reports to shareholders.......................................           59,624
         Directors' fees and expenses..................................           33,409
         Registration and filing fees .................................           74,904
         Miscellaneous.................................................            6,619
         Payments under distribution plan (Note 4)
           Class A.....................................................           21,977
           Class B.....................................................           56,168
           Class C.....................................................            2,934
                                                                         ---------------
              Total expenses..............................................................             743,490
         Reimbursement of expenses by adviser (Note 3)....................................            (166,390)
         Expenses paid indirectly (Note 6)................................................              (1,681)
                                                                                             ----------------
              Net expenses................................................................             575,419
                                                                                             -----------------
                  Net investment income...................................................              22,959
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

     Net realized gain (loss) from:
         Investment transactions..........................................................           6,477,350
         Foreign currency transactions....................................................            (538,036)
     Net decrease in unrealized appreciation of investments...............................          (1,007,482)
                                                                                             -------------------
              Net realized and unrealized gain on investments and foreign currency........           4,931,832
                                                                                             ------------------
              Net increase in net assets resulting from operations........................   $       4,954,791
                                                                                             ==================


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                                                 YEAR ENDED              YEAR ENDED
                                                                                SEPTEMBER 30,           SEPTEMBER 30,
                                                                                     1999                    1998
                                                                               ---------------          --------------
OPERATIONS:
     Net investment income (loss)...................................           $      22,959           $        (25,542)
     Net realized gain (loss) from investments and foreign currency
         transactions...............................................               5,939,314                 (7,888,819)
     Decrease in unrealized appreciation on investments and
         translation of assets and liabilities in foreign currencies              (1,007,482)                  (537,854)
                                                                               -------------           ----------------
         Net increase (decrease) in net assets resulting from
              operations............................................               4,954,791                 (8,452,215)


CAPITAL SHARE TRANSACTIONS:

     Net increase (decrease) in net assets resulting from capital share transactions (Note 5)
         Class A....................................................              (3,797,361)                (5,902,135)
         Class B....................................................              (1,654,561)                (1,281,658)
         Class C....................................................                 10,020                     232,064
                                                                               -------------           ----------------

         Total decrease  in net assets..............................                (487,111)               (15,403,944)

NET ASSETS:

     Beginning of year..............................................              32,627,062                 48,031,006
                                                                               -------------           ----------------

     End of year (including net investment loss of 1,143,399
                in 1999)...............................................        $  32,139,951           $     32,627,062
                                                                               =============           ================




SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
At September 30, 1999

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Davis International Series, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company currently offers one fund, Davis International Total Return Fund (the "Fund") whose primary objective is to achieve total return through capital growth or income or both. The Fund invests principally in the common stock of foreign companies and in common stock issued by U.S. companies doing substantial business in foreign markets. The Fund offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge, the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities are normally valued using current market valuations: either the last reported sales price, or in the case of securities for which there is no reported last sale, the closing bid price. Debt securities maturing in 60 days or less are usually valued at amortized cost and longer term debt securities may be valued by an independent pricing service or broker. Securities for which market quotations are not readily available and other assets are appraised at fair value as determined in good faith in accordance with methods that are authorized by the Board of Directors. Because of the difference in times of closing of markets in which the Fund's securities are traded, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price.

FOREIGN CURRENCY - Amounts denominated in or expected to settle in foreign currencies ("FC") are translated into United States dollars at current exchange rates computed by State Street Bank & Trust Company ("State Street Bank"), the Fund's custodian bank. Investment securities, other assets, and liabilities are valued at the closing rate of exchange at the balance sheet date. Purchases and sales of investment securities, income and expenses are valued at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

       Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At September 30, 1999

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded as an unrealized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and the value at the time it was closed. Investments in forward currency contracts may expose the company to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for federal income or excise tax is required. At September 30, 1999, the Fund had approximately $2,692,000 of capital loss carryovers available to offset future capital gains, if any, which expire in 2007.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1999, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,166,358, a decrease in accumulated net realized losses of $3,763,866 and a decrease in additional paid-in capital of $2,597,508.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

       Purchases and sales of investment securities (excluding short-term securities) during the year ended September 30, 1999, were $51,982,571 and $58,273,710, respectively.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At September 30, 1999

================================================================================

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

       Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the "Adviser"), at the annual rate of 1.00% of the first $250 million of average net assets, 0.90% on the next $250 million of average annual net assets, and 0.80% of average annual net assets in excess of $500 million.

       The Adviser is paid for registering Fund shares for sale in various states. The fee for the year ended September 30, 1999, amounted to $12,000. State Street Bank is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services paid to the Adviser for the year ended September 30, 1999, amounted to $5,190. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee. The Adviser is also paid for certain accounting services. Such fee amounted to $8,004 for the year ended September 30, 1999. The Adviser has agreed to reimburse the Fund for certain expenses incurred in the current fiscal year which amounted to $166,390. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

       Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

       Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

       During the year ended September 30, 1999, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $9,425 from commissions earned on sales of Class A shares of the Fund, of which $1,638 was retained by the underwriter and the remaining $7,787 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

       The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is reimbursed at the annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the year ended September 30, 1999, was $21,977.

CLASS B SHARES

       Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At September 30, 1999

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS B SHARES - (CONTINUED)

       The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. The National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's average annual net assets attributable to Class B shares which may be used to reimburse the Distributor. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1 %) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

       During the year ended September 30, 1999, Class B shares of the Fund made distribution plan payments which included distribution fees of $42,535 and service fees of $13,633.

       Commission advances by the Distributor during the year ended September 30, 1999, on the sale of Class B shares of the Fund amounted to $11,063, of which $10,886 was re-allowed to qualified selling dealers.

       The Distributor intends to seek payment from Class B shares of the Fund in the amount of $238,725, representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

       A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended September 30, 1999, the Distributor received contingent deferred sales charges of $21,271 from redemptions of Class B shares of the Fund.

CLASS C SHARES

       Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. The Fund pays the Distributor 1% of the Fund's average annual net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

       During the year ended September 30, 1999, Class C shares of the Fund made distribution payments of $2,934. During the year ended September 30, 1999, the Distributor received $79 in contingent deferred sales charges from Class C shares of the Fund.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At September 30, 1999

================================================================================

NOTE 5 - CAPITAL STOCK


       At September 30, 1999, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

CLASS A
                                                         YEAR ENDED
                                                     SEPTEMBER 30, 1999
                                                     ------------------
                                                  SHARES          AMOUNT
                                                  ------          ------
Shares subscribed........................          964,536  $   11,010,239
Shares redeemed..........................       (1,327,782)    (14,807,600)
                                             -------------  --------------
     Net decrease........................         (363,246) $   (3,797,361)
                                             =============  ==============


                                                         YEAR ENDED
                                                     SEPTEMBER 30, 1999
                                                     ------------------
                                                  SHARES          AMOUNT
                                                  ------          ------
Shares subscribed........................          506,499  $    5,578,928
Shares redeemed..........................       (1,091,006)    (11,481,063)
                                             -------------  --------------
     Net decrease........................         (584,507) $   (5,902,135)
                                             =============  ==============


CLASS B

                                                         YEAR ENDED
                                                     SEPTEMBER 30, 1999
                                                     ------------------
                                                  SHARES          AMOUNT
                                                  ------          ------
Shares subscribed........................           72,968  $      730,704
Shares redeemed..........................         (228,278)     (2,385,265)
                                             -------------  --------------
     Net decrease........................         (155,310) $   (1,654,561)
                                             =============  ==============

                                                         YEAR ENDED
                                                     SEPTEMBER 30, 1999
                                                     ------------------
                                                  SHARES          AMOUNT
                                                  ------          ------
Shares subscribed........................          107,968  $    1,158,196
Shares redeemed..........................         (238,958)     (2,439,854)
                                             -------------- --------------
     Net decrease........................         (130,990) $   (1,281,658)
                                             =============  ==============

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At September 30, 1999

================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)


CLASS C
                                                            YEAR ENDED
                                                        SEPTEMBER 30, 1999
                                                        ------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
Shares subscribed..........................             9,748  $      106,601
Shares redeemed............................            (8,962)        (96,581)
                                                -------------  --------------
     Net decrease..........................               786  $       10,020
                                                =============  ==============


                                                            YEAR ENDED
                                                        SEPTEMBER 30, 1999
                                                        ------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
Shares subscribed..........................            41,210  $      439,030
Shares redeemed............................           (18,663)       (206,966)
                                                -------------  --------------
     Net increase..........................            22,547  $      232,064
                                                =============  ==============


NOTE 6 - CUSTODIAN FEES

       Under an agreement with the custodian bank, custody fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,681 during the year ended September 30, 1999.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

================================================================================

The following represents financial highlights for a share of capital stock outstanding throughout each period.

CLASS A


                                                                                                              EIGHT
                                                          YEAR ENDED SEPTEMBER 30,                         MONTHS ENDED
                                                 --------------------------------------------------        SEPTEMBER 30,
                                                  1999             1998         1997            1996           1995
                                                  ----             ----         ----            ----           ----
Net Asset Value,
    Beginning of Period....................       $  9.26        $ 11.38        $ 12.12        $ 11.85       $ 10.00
                                                  -------        -------        -------        -------       -------
Income (Loss) From Investment Operations
    Net Investment  Income.................          -(5)           -                -            0.03          0.05
    Net Realized and Unrealized
      Gains (Losses).......................          1.43         (2.12)           0.25           0.85          1.80
                                                  -------        -------        -------        -------       -------
      Total From Investment Operations.....          1.43         (2.12)           0.25           0.88          1.85
                                                  -------        -------        -------        -------       -------
Dividends and Distributions
    Net Investment  Income.................          -              -                -          (0.03)           -
    Distributions from Realized Gains......          -              -            (0.99)         (0.58)           -
                                                  -------        -------        -------        -------       -------
      Total Dividends and Distributions....          -              -            (0.99)         (0.61)           -
                                                  -------        -------        -------        -------       -------
Net Asset Value, End  of Period............        $10.69          $9.26         $11.38         $12.12        $11.85
                                                  =======        =======        =======        =======       =======

Total Return(1)..........................          15.44%       (18.63)%          2.71%          7.87%        18.50%
Ratios/Supplemental Data
    Net Assets, End of
      Period (000 omitted).................       $27,202        $26,921        $39,740        $41,545       $13,427
    Ratio of Expenses
      to  Average Net  Assets..............      1.47%(2)       1.45%(2)     1.67%(2,3)     1.70%(2,3)     1.72%(2)*
    Ratio of Net Investment Income
      to Average Net  Assets...............         0.24%          0.13%          0.03%          0.23%        0.95%*
     Portfolio Turnover Rate(4)                      154%            63%            97%            78%           85%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for the years ended September 30, 1999, September 30, 1998, September 30, 1997, September 30, 1996 and the eight months ended September 30, 1995 would have been 1.95%, 1.86%, 1.93%, 2.24% and 2.88%, respectively.

(3) The ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 1.66% and 1.69% for the years ended September 30, 1997 and September 30, 1996, respectively. Prior to 1996, such reductions were reflected in the expense ratios.

(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(5)      Less than $0.005 per share.

*        Annualized

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

================================================================================

The following represents financial highlights for a share of capital stock outstanding throughout each period.

CLASS B


                                                                                                               EIGHT
                                                          YEAR ENDED SEPTEMBER 30,                          MONTHS ENDED
                                                 --------------------------------------------------         SEPTEMBER 30,
                                                  1999             1998         1997            1996            1995
                                                  ----             ----         ----            ----            ----
Net Asset Value,
    Beginning of Period....................     $   8.98        $  11.15      $  12.00          $  11.79        $  10.00
                                                --------        --------      --------          --------        --------
Income (Loss) From Investment Operations
    Net Investment Income (Loss)...........         -(5)             -          (0.10)            (0.03)          (0.01)
    Net Realized  and Unrealized
      Gains (Losses).......................         1.28          (2.17)          0.24              0.82            1.80
                                                --------        --------      --------          --------        --------
      Total From Investment Operations.....         1.28          (2.17)          0.14              0.79            1.79
                                                --------        --------      --------          --------        --------
Dividends and Distributions
    Distributions from Realized Gains......         -                -          (0.99)            (0.58)            -
                                                --------        --------      --------          --------        --------
      Total  Dividends and Distributions...         -                -          (0.99)            (0.58)            -
                                                --------        --------      --------          --------        --------
Net Asset Value, End  of Period............     $  10.26        $   8.98      $  11.15          $  12.00        $  11.79
                                                ========        ========      ========          ========        ========

Total Return (1)...........................       14.25%        (19.46)%         1.77%             7.10%          17.90%

Ratios/Supplemental Data
    Net Assets, End of
      Period (000 omitted).................      $ 4,636         $ 5,450      $  8,230           $ 8,283         $ 2,002
    Ratio of Expenses
      to  Average Net  Assets..............   2.51%(2,3)        2.60%(2)    2.51%(2,3)        2.47%(2,3)       2.46%(2)*
    Ratio of Net Investment Income
      (Loss) to Average Net  Assets........      (0.79)%         (1.02)%       (0.80)%           (0.54)%        (0.09)%*
    Portfolio Turnover Rate(4).............         154%             63%           97%               78%             85%





(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for the years ended September 30, 1999, September 30, 1998, September 30, 1997, September 30, 1996 and the eight months ended September 30, 1995 would have been 2.98%, 3.01%, 2.98%, 3.01% and 3.62%, respectively.

(3) The ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 2.50%, 2.50% and 2.46% for the years ended September 30, 1999, September 30, 1997 and September 30, 1996, respectively. Prior to 1996, such reductions were reflected in the expense ratios.

(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(5)      Less than $0.005 per share.

*        Annualized

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

================================================================================

The following represents financial highlights for a share of capital stock outstanding throughout each period.

CLASS C

                                                                                                      AUGUST 19, 1997
                                                                                                        (INCEPTION
                                                                                                          OF CLASS)
                                                          YEAR ENDED SEPTEMBER 30,                        THROUGH
                                                          ------------------------                      SEPTEMBER 30,
                                                      1999                       1998                       1997
                                                      ----                       ----                       ----
Net Asset Value,
    Beginning of Period.........................    $  9.17                    $  11.37                   $  11.50
                                                    -------                    --------                   --------
Income (Loss) From Investment Operations
    Net Investment Loss.........................       -(5)                         -                       (0.02)
    Net Realized  and Unrealized
      Gains (Losses)............................       1.36                      (2.20)                     (0.11)
                                                    -------                    --------                   --------
      Total From Investment Operations..........       1.36                      (2.20)                     (0.13)
                                                    -------                    --------                   --------
Net Asset Value, End  of Period.................    $ 10.53                    $   9.17                   $  11.37
                                                    =======                    ========                   ========

Total Return (1)...............................      14.83%                    (19.35)%                    (1.13)%

Ratios/Supplemental Data
    Net Assets, End of
      Period (000 omitted)......................    $   302                    $    256                     $   61
    Ratio of Expenses
      to  Average Net  Assets................... 2.52%(2,3)                  2.78%(2,3)                  2.62%(2)*
    Ratio of Net Investment Income (Loss)
      to Average Net  Assets....................    (0.80)%                     (1.19)%                   (2.27)%*
     Portfolio Turnover Rate(4).................       154%                         63%                        97%



(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for the years ended September 30, 1999, September 30, 1998 and the period ended September 30, 1997 would have been 2.99%, 3.19% and 3.14%, respectively.

(3) The ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 2.51% and 2.77% for the years ended September 30, 1999 and September 30, 1998, respectively.

(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(5)      Less than $0.005 per share.

*        Annualized

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
INDEPENDENT AUDITORS' REPORT

================================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DAVIS INTERNATIONAL TOTAL RETURN FUND:


       We have audited the accompanying statement of assets and liabilities of Davis International Total Return Fund (a fund of Davis International Series, Inc.) including the schedule of investments, as of September 30, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 1997 and for the eight months ended September 30, 1995, were audited by other auditors whose report, dated November 11, 1997, expressed an unqualified opinion on this information.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis International Total Return Fund as of September 30, 1999, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.




                                                                        KPMG LLP

Denver, Colorado
November 5, 1999

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

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
124 East Marcy Street, P.O. Box 1688, Santa Fe, New Mexico  87501

================================================================================

DIRECTORS                        OFFICERS
Jeremy H. Biggs                  Jeremy H. Biggs
Christopher C. Davis                 Chairman
G. Bernard Hamilton              Shelby M.C. Davis
Keith R. Kroeger                     President
The Very Reverend                Kenneth C. Eich
   James R. Leo                      Vice President
Richard M. Murray                Sharra L. Reed
Theodore B. Smith Jr.                Vice President, Treasurer
                                     & Assistant Secretary
                                 Thomas D. Tays
                                     Vice President & Secretary
                                 Andrew A. Davis
INVESTMENT ADVISER                   Vice President
Davis Selected Advisers, L.P.    Christopher C. Davis
124 East Marcy Street                Vice President
Santa Fe, New Mexico  87501
1-800-279-2279

DISTRIBUTOR
Davis Distributors, LLC
124 East Marcy Street
Santa Fe, New Mexico  87501

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum
111 E. Wacker Drive
Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2300
Denver, Colorado 80202

================================================================================

FOR MORE INFORMATION ABOUT DAVIS INTERNATIONAL SERIES, INC., DAVIS INTERNATIONAL TOTAL RETURN FUND, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

================================================================================

                                                                   ANNUAL REPORT

DAVIS SELECTED ADVISERS, L.P.
124 EAST MARCY STREET
SANTA FE, NEW MEXICO 87501
1-800-279-0279


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